Condensed Consolidated Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,192	$ 1,236	$ 4,756	$ 5,207	$ 4,597
Cost of sales	1,049	1,064	4,160	4,473	3,866
Gross profit	143	172	596	734	731
Selling, general and administrative expense	92	85	322	335	332
Terminated merger and settlement income, net			0	0	(171)
Asset impairments	0	23	23	32	0
Business realignment costs	9	15	35	15	20
Other operating (income) expense, net	(3)	5	14	(16)	4
Operating income	45	44	202	368	546
Interest expense, net	74	65	263	262	276
Loss on extinguishment of debt	6	0	0	0	30
Intercompany interest expense (income)	0	0	0	0	0
Other non-operating (income) expense, net	5	2	(1)	3	(4)
(Loss) income before income tax and (losses) earnings from unconsolidated entities	(40)	(23)	(60)	103	244
Income tax (benefit) expense	(32)	(2)	(365)	3	35
Income (loss) before (losses) earnings from unconsolidated entities	(8)	(21)	305	100	209
(Losses) earnings from unconsolidated entities, net of taxes	4	5	19	16	8
Net income (loss) from continuing operations			324	116	217
Net (loss) income from discontinued operations, net of tax			0	2	(3)
Net (loss) income	(4)	(16)	324	118	214
Comprehensive (loss) income	(17)	13	230	47	203
Momentive Specialty Chemicals Inc.
Net sales	537	538	2,120	2,246	2,002
Cost of sales	464	458	1,800	1,856	1,618
Gross profit	73	80	320	390	384
Selling, general and administrative expense	28	30	61	110	117
Terminated merger and settlement income, net					(171)
Asset impairments		0	0	4
Business realignment costs	4	2	9	2	5
Other operating (income) expense, net	4	1	6	(20)	6
Operating income	37	47	244	294	427
Interest expense, net	10	16	59	69	92
Loss on extinguishment of debt	2				7
Intercompany interest expense (income)	44	30	132	121	123
Other non-operating (income) expense, net	15	(11)	(8)	8	(18)
(Loss) income before income tax and (losses) earnings from unconsolidated entities	(34)	12	61	96	223
Income tax (benefit) expense	(38)	(1)	(371)	(8)	(11)
Income (loss) before (losses) earnings from unconsolidated entities	4	13	432	104	234
(Losses) earnings from unconsolidated entities, net of taxes	(8)	(29)	(108)	32	(13)
Net income (loss) from continuing operations				136	221
Net (loss) income from discontinued operations, net of tax				(18)	(7)
Net (loss) income	(4)	(16)	324	118	214
Comprehensive (loss) income	(17)	13	230	47	203
Subsidiary Issuers
Net sales	0	0	0	0	0
Cost of sales	0	0	0	0	0
Gross profit	0	0	0	0	0
Selling, general and administrative expense	0	0	0	0	0
Terminated merger and settlement income, net					0
Asset impairments		0	0	0
Business realignment costs	0	0	0	0	0
Other operating (income) expense, net	(4)	0	2	0	0
Operating income	4	0	(2)	0	0
Interest expense, net	61	39	176	150	144
Loss on extinguishment of debt	0				5
Intercompany interest expense (income)	(63)	(42)	(186)	(170)	(169)
Other non-operating (income) expense, net	0	0	(2)	0	8
(Loss) income before income tax and (losses) earnings from unconsolidated entities	6	3	10	20	12
Income tax (benefit) expense	1	0	0	1	10
Income (loss) before (losses) earnings from unconsolidated entities	5	3	10	19	2
(Losses) earnings from unconsolidated entities, net of taxes	0	0	0	0	0
Net income (loss) from continuing operations				19	2
Net (loss) income from discontinued operations, net of tax				0	0
Net (loss) income	5	3	10	19	2
Comprehensive (loss) income	4	4	13	20	24
Combined Subsidiary Guarantors
Net sales	0	0	0	0	0
Cost of sales	0	0	0	0	0
Gross profit	0	0	0	0	0
Selling, general and administrative expense	0	0	0	0	0
Terminated merger and settlement income, net					0
Asset impairments		0	0	0
Business realignment costs	0	0	0	0	0
Other operating (income) expense, net	0	0	(1)	(1)	0
Operating income	0	0	1	1	0
Interest expense, net	0	0	0	0	0
Loss on extinguishment of debt	0				0
Intercompany interest expense (income)	0	0	(1)	(1)	(1)
Other non-operating (income) expense, net	0	(1)	0	0	0
(Loss) income before income tax and (losses) earnings from unconsolidated entities	0	1	2	2	1
Income tax (benefit) expense	0	0	0	0	0
Income (loss) before (losses) earnings from unconsolidated entities	0	1	2	2	1
(Losses) earnings from unconsolidated entities, net of taxes	(6)	(2)	(71)	22	(5)
Net income (loss) from continuing operations				24	(4)
Net (loss) income from discontinued operations, net of tax				0	0
Net (loss) income	(6)	(1)	(69)	24	(4)
Comprehensive (loss) income	(7)	(1)	(69)	23	(4)
Combined Non-Guarantor Subsidiaries
Net sales	708	769	2,902	3,254	2,934
Cost of sales	638	677	2,626	2,910	2,587
Gross profit	70	92	276	344	347
Selling, general and administrative expense	64	55	261	225	215
Terminated merger and settlement income, net					0
Asset impairments		23	23	28
Business realignment costs	5	13	26	13	15
Other operating (income) expense, net	(3)	4	7	5	(2)
Operating income	4	(3)	(41)	73	119
Interest expense, net	3	10	28	43	40
Loss on extinguishment of debt	4				18
Intercompany interest expense (income)	19	12	55	50	47
Other non-operating (income) expense, net	(10)	14	9	(5)	6
(Loss) income before income tax and (losses) earnings from unconsolidated entities	(12)	(39)	(133)	(15)	8
Income tax (benefit) expense	5	(1)	6	10	36
Income (loss) before (losses) earnings from unconsolidated entities	(17)	(38)	(139)	(25)	(28)
(Losses) earnings from unconsolidated entities, net of taxes	1	0	3	1	0
Net income (loss) from continuing operations				(24)	(28)
Net (loss) income from discontinued operations, net of tax				20	4
Net (loss) income	(16)	(38)	(136)	(4)	(24)
Comprehensive (loss) income	(16)	(21)	(229)	(19)	(71)
Eliminations
Net sales	(53)	(71)	(266)	(293)	(339)
Cost of sales	(53)	(71)	(266)	(293)	(339)
Gross profit	0	0	0	0	0
Selling, general and administrative expense	0	0	0	0	0
Terminated merger and settlement income, net					0
Asset impairments		0	0	0
Business realignment costs	0	0	0	0	0
Other operating (income) expense, net	0	0	0	0	0
Operating income	0	0	0	0	0
Interest expense, net	0	0	0	0	0
Loss on extinguishment of debt	0				0
Intercompany interest expense (income)	0	0	0	0	0
Other non-operating (income) expense, net	0	0	0	0	0
(Loss) income before income tax and (losses) earnings from unconsolidated entities	0	0	0	0	0
Income tax (benefit) expense	0	0	0	0	0
Income (loss) before (losses) earnings from unconsolidated entities	0	0	0	0	0
(Losses) earnings from unconsolidated entities, net of taxes	17	36	195	(39)	26
Net income (loss) from continuing operations				(39)	26
Net (loss) income from discontinued operations, net of tax				0	0
Net (loss) income	17	36	195	(39)	26
Comprehensive (loss) income	$ 19	$ 18	$ 285	$ (24)	$ 51